Guarantees	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Guarantees [Abstract]
Guarantees
13. GUARANTEES

The Company has outstanding letters of credit totaling $7,310 supporting workers' compensation and general liability insurance policies, and $1,500 supporting foreign lines of credit as of December 30, 2016. The Company also has outstanding letters of credit totaling $9,121 as collateral for four advance payments it has received pursuant to the sale of its minority ownership share in Abahsain-Cope Saudi Arabia Ltd. Pursuant to this matter, the Company received all four payments as of September 25, 2015. The bank guarantees will be canceled when the transfer of ownership is complete. As of December 30, 2016, the risk and title transfer was not complete. The Company also has surety bonds primarily related to performance guarantees on supply agreements and construction contracts, and payment of duties and taxes totaling $27,642 as of December 30, 2016.

In disposing of assets or businesses, the Company often provides representations, warranties and indemnities to cover various risks including unknown damage to the assets, environmental risks involved in the sale of real estate, liability to investigate and remediate environmental contamination at waste disposal sites and manufacturing facilities, and unidentified tax liabilities and legal fees related to periods prior to disposition. The Company does not have the ability to estimate the potential liability from such indemnities because they relate to unknown conditions. However, the Company has no reason to believe that these uncertainties would have a material adverse effect on the Company's business, financial condition, results of operations or cash flows.

In the normal course of business, the Company is liable for product performance and contract completion. In the opinion of management, such obligations will not have a material adverse effect on the Company's business, financial condition, results of operations or cash flows.

GUARANTEES
The Company has outstanding letters of credit totaling $7,310 supporting workers’ compensation and general liability insurance policies, and $1,500 supporting foreign lines of credit. The Company also has outstanding letters of credit totaling $9,121 as collateral for four advance payments it has received pursuant to the sale of its minority ownership share in Abahsain-Cope Saudi Arabia Ltd. Pursuant to this matter, the Company received all four payments as of September 25, 2015. The bank guarantees will be canceled when the transfer of ownership is complete. As of September 30, 2016, the risk and title transfer was not complete. The Company also has surety bonds primarily related to performance guarantees on supply agreements and construction contracts, and payment of duties and taxes totaling $23,451 as of September 30, 2016.

In disposing of assets or businesses, the Company often provides representations, warranties and indemnities to cover various risks including unknown damage to the assets, environmental risks involved in the sale of real estate, liability to investigate and remediate environmental contamination at waste disposal sites and manufacturing facilities, and unidentified tax liabilities and legal fees related to periods prior to disposition. The Company does not have the ability to estimate the potential liability from such indemnities because they relate to unknown conditions. However, the Company has no reason to believe that these uncertainties would have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.
In the normal course of business, the Company is liable for product performance and contract completion. In the opinion of management, such obligations will not have a material adverse effect the Company’s business, financial condition, results of operations or cash flows.